ERIK T. NELSON

(612) 752-7317

FAX (612) 340-2777

nelson.erik@dorsey.com

January 19, 2007

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Advantus Series Fund, Inc. (the “Registrant”)

Preliminary Information Statement Pursuant to Section 14(c) of

the Securities Exchange Act of 1934

(File Nos. 002-96990 and 811-04279)

Ladies and Gentlemen:

Transmitted for filing herewith, pursuant to Rule 240.14c-5(a) under the Securities Act of 1934, is Registrant’s preliminary information statement on Schedule 14C referred to above.

This information statement is being provided to security holders of the Registrant’s International Bond Portfolio in order to inform the security holders of a change in ownership of the Portfolio’s investment sub-adviser. Copies of the definitive information statement are intended to be released to security holders on February 5, 2007. Pursuant to Rule 240.14c-5(a), this preliminary information statement is filed at least 10 calendar days prior to the date on which definitive copies are intended be sent to security holders.

Please contact me at the above telephone number or e-mail address if you have any questions concerning this filing. Thank you for your assistance.

Very truly yours,

/S/ Erik T. Nelson

cc: Eric Bentley

bcc: Michael J. Radmer